Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 25, 2014	May 26, 2013	May 27, 2012
Change in fair value of marketable securities, tax	$ 0	$ (0.1)	$ (0.1)
Change in fair value of derivatives, tax	3.9	(0.6)	(27.8)
Net unamortized gain (loss) arising during period, including amortization of unrecognized net actuarial loss, tax	$ 2.9	$ 11.3	$ (24.8)